U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

April 30, 2012

FILED VIA EDGAR

Mr. Vince DiStefano
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:
Rochdale Investment Trust, File. Nos. 333-47415 and 811-08685;
Rochdale Alternative Total Return Fund, LLC, File No. 811-22503;
Rochdale Core Alternative Strategies Fund, LLC, File No. 811-21965;
Rochdale Core Alternative Strategies Fund TEI, LLC, File No. 811-21964;
Rochdale Core Alternative Strategies Master Fund, LLC, File No. 811-21963;
Rochdale Structured Claims Fixed Income Fund, LLC, File No. 811-22358; and
Rochdale International Trade Fixed Income Fund, File No. 811-22552 (collectively, the “Funds”)

Dear Mr. DiStefano:

Per our conversation, transmitted herewith for filing is the Preliminary Proxy Statement relating to the Special Meeting of Shareholders of the Funds, as filed on April 27, 2012 (Accession Nos. 0000894189-12-002328 and 0000894189-12-002329).  As we discussed, we are re-filing this Preliminary Proxy Statement solely to correct a filing error whereby the facing page was inadvertently omitted in the original live submissions.  No other changes to the Preliminary Proxy Statement have been made.

The Funds appreciate your cooperation by not extending the review period for this subsequent filing.  We look forward to your comments by May 7, 2012.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6121.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel, Esq.
for U.S. Bancorp Fund Services, LLC

Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
Laura Anne Corsell Admitted in Pennsylvania, New York	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	Direct Dial (215) 772-7598 lcorsell@mmwr.com

April 27, 2012

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:
Proxy Statement
Rochdale Investment Trust, File Nos. 333-47415 and 811-08685
Rochdale Alternative Total Return Fund, LLC, File No. 811-22503
Rochdale Core Alternative Strategies Fund, LLC, File No. 811-21965
Rochdale Core Alternative Strategies Fund TEI, LLC, File No. 811-21964
Rochdale Core Alternative Strategies Master Fund, LLC, File No. 811-21963
Rochdale Structured Claims Fixed Income Fund, LLC, File No. 811-22358
Rochdale International Trade Fixed Income Fund, File No. 811-22552

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the above-referenced registered investment companies (the “Funds”) is a preliminary proxy statement for use in connection with a joint special meeting of the shareholders of each of the Funds.

At the special meeting, which the Funds plan to hold on June 15, 2012, the shareholders of each Fund will be asked to approve new investment advisory agreements with Rochdale Investment Management, LLC.  Additionally, shareholders of certain of the Funds will be asked to approve new subadvisory agreements related to those Funds.

Please note that when these Funds have filed combined proxy statements in the past, they have on occasion been reviewed by multiple examiners, resulting in multiple sets of comments.  The Funds respectfully request that the Commission Staff’s review be consolidated so that the Funds will only need to respond to one set of comments.

Please do not hesitate to contact the undersigned at 215-772-7598 with any questions or comments that you may have with respect to this preliminary proxy statement.

Very truly yours,

Laura Anne Corsell, Esq.